REVENUE - Disclosure of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Copper contained in concentrate	$ 401,514	$ 331,584
Copper price adjustments on settlement	8,098	9,394
Molybdenum concentrate	28,862	18,842
Molybdenum price adjustments on settlement	2,580	460
Silver	5,010	5,218
Total gross revenue	446,064	365,498
Less: Treatment and refining costs	(12,786)	(22,231)
Total revenue	$ 433,278	$ 343,267